Noninterest income	6 Months Ended
Sep. 30, 2018
Noninterest income

16. Noninterest income

Details of Noninterest income for the six months ended September 30, 2017 and 2018 are as follows:

	Six months ended September 30,
	2017	2018
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	85,897	79,138
Deposits and lending business (2)	65,081	70,647
Remittance business (1)	54,166	55,078
Asset management business (1)	50,322	49,818
Trust related business (1)	54,367	57,372
Agency business (1)	18,261	19,509
Guarantee related business (3)	13,899	14,234
Fees for other customer services (1)	59,238	67,931

Total Fee and commission income	401,231	413,727

Foreign exchange gains (losses)—net (3)	50,765	44,718
Trading account gains (losses)—net (2)	235,339	64,956
Investment gains (losses)—net:
Debt securities (3)	16,099	2,485
Equity securities (3)	109,390	306,788
Equity in earnings (losses) of equity method investees—net (3)	10,389	22,627
Gains on disposal of premises and equipment (3)	4,567	4,305
Other noninterest income (2)	33,158	48,950

Total	860,938	908,556

Notes:

(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.

Certain Fee and commission income, Trading account gains (losses)—net and Other noninterest income outlined in the table above are considered to be revenues from contracts that are within the scope of ASC 606. The MHFG Group disaggregates Fee and commission income, which is the main part of revenues within the scope of ASC 606, by type of business or service in the table above.

Fee and commission income

Securities-related business fees mainly consist of brokerage fees and commissions, and asset-based revenues. Brokerage fees and commissions mainly include fees earned from the execution of customer transactions and sales commissions of investment trusts. Brokerage fees and commissions are recognized at the point in time on transaction date. Asset-based revenues mainly include fees received from investment trust management companies in return for administration services, such as record keeping services, of investment trusts. The amounts of asset-based revenues are calculated based on customer’s net asset value and recognized over time in the period when the related service is provided.

Deposits and lending business fees consist of deposit-related fees and lending-related fees. Most of the deposit-related fees are within the scope of ASC 606, while most of the lending-related fees such as commitment fees and arrangement fees are not. Deposit-related fees within the scope of ASC 606 include service charges on consumer and commercial deposit accounts such as account transfer charges. Deposit-related fees are recognized at the point in time when the transactions occur or the related service is provided.

Remittance business fees include service charges for domestic and international funds transfers and collections. These fees are recognized at the point in time when the related service is provided.

Asset management business fees consist of investment trust management fees and investment advisory fees for investment trusts. These fees are received from investment trusts in return for asset management services and/or investment advisory services on behalf of customers. The amounts of these fees are calculated based on a percentage of customer’s net asset value. These fees are recognized over time in the period when the management and/or advisory service is provided and the amount is fixed.

Trust related business fees consist of trust fees and fees related to trust business, which amounted to ¥26 billion and ¥31 billion for the six months ended September 30, 2018, respectively. Trust fees are earned primarily through fiduciary asset management and administration services for corporate pension plans and investment funds. These fees are recognized over time in the period when the related service is provided. Fees related to trust business mainly include brokerage commissions of real estate property, sales commissions of beneficial interest in real estate trust and charges for stock transfer agent services. Fees related to trust business are mainly earned on a transaction basis and recognized at the point in time when the related service is provided.

Agency business fees mainly include administration service fees related to the MHFG Group’s agency business such as Japan’s principal public lottery program and revenues from standing proxy services. These fees are recognized at the point in time when the related service is provided.

Fees for other customer services include various revenues such as sales commissions of life insurance, service charges for electronic banking, financial advisory fees, and service charges for software development. Sales commissions from life insurance sales are received from insurance companies in return for selling insurance products and recognized when the insurance product is sold to customers. Service charges for electronic banking are mainly monthly basic usage fees and recognized over the related transaction period. Financial advisory fees are recognized over time in the period when the related advisory service based on the contract is rendered. Service charges for software development are recognized over time according to the progress of the development.

Trading account gains (losses)—net and Other noninterest income

In addition to Fee and commission income, Trading account gains (losses)—net and Other noninterest income include certain revenues within the scope of ASC 606. Underwriting fees from trading securities, which amounted to ¥31 billion for the six months ended September 30, 2018, are within the scope of ASC 606 and accounted for in Trading account gains (losses)—net. Underwriting fees are recognized at the point in time when trade terms are fixed. For the six months ended September 30, 2018, approximately ¥14 billion of Other noninterest income was within the scope of ASC 606. Credit card interchange fees are within the scope of ASC 606 and accounted for in Other noninterest income. Credit card interchange fees are earned on credit card transactions conducted through payment networks and recognized upon settlement of the credit card payment transactions.

Contract balances relating to revenues from contracts with customers subject to ASC 606

Contract assets and receivables from contracts with customers subject to ASC 606 are recognized in Accrued income or accounts receivable of Other assets. As of September 30, 2018, the balance of contract assets was not material. Contract liabilities are recognized in unearned income of Other liabilities. As of September 30, 2018, the balance of contract liabilities was not material.

Remaining performance obligations relating to revenues from contracts with customers subject to ASC 606

Remaining performance obligations are services that the MHFG Group has committed to provide in the future in connection with its contracts with customers. As of September 30, 2018, the amount of expected revenues from current obligations to provide services in the future is not material. It excludes revenues from contracts less than one year or contracts that have provisions that allow the Group to recognize revenue at the amount it has the right to invoice.